Financial instruments and financial risk management (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents		$ 23,878	$ 42,145	$ 25,102
Trade receivables	[1]	20,613	12,840
Total Financial assets		44,491	54,985
LIABILITIES
Accounts payable		19,004	18,428
Loans payable		64,860	78,682
Total Financial liabilities		83,864	97,110
Loans and receivables
ASSETS
Cash and cash equivalents		23,878	42,145
Trade receivables	[1]	20,613	12,840
Total Financial assets		20,613	12,840
LIABILITIES
Accounts payable		0	0
Loans payable		0	0
Total Financial liabilities		0	0
FVTPL
ASSETS
Cash and cash equivalents		0	0
Trade receivables	[1]	0	0
Total Financial assets		0	0
LIABILITIES
Accounts payable		0	0
Loans payable		0	0
Total Financial liabilities		0	0
Available for sale
ASSETS
Cash and cash equivalents		0	0
Trade receivables	[1]	0	0
Total Financial assets		0	0
LIABILITIES
Accounts payable		0	0
Loans payable		0	0
Total Financial liabilities		0	0
Other financial liabilities
ASSETS
Cash and cash equivalents		0	0
Trade receivables	[1]	0	0
Total Financial assets		0	0
LIABILITIES
Accounts payable		19,004	18,428
Loans payable		64,860	78,682
Total Financial liabilities		$ 83,864	$ 97,110

[1]	Trade receivables exclude sales and income tax receivables.